Note 23 - Provisions (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Provisions [Text Block]
	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Current provisions
Employee entitlements	1,802	1,561	1,510	1,459
Litigation	485	1,104	-	-
Warranty	209	232	-	-
Remediation	306	-	-	-
Employee terminations	-	-	112	157
Onerous contracts	-	-	96	94
Total current provisions	2,802	2,897	1,718	1,710

Non-current provisions
Employee entitlements	165	169	148	227
Onerous contracts	-	-	1,952	1,995
Total non-current provision	165	169	2,100	2,222

Total provisions	2,967	3,066	3,818	3,932

Disclosure of other provisions [text block]
(US dollars in thousands)	Employee Entitlements	Employee Terminations	Remediation	Onerous Contracts	Litigation	Warranty	Total
At March 31, 2019	1,686	158	-	2,088	-	-	3,932
Foreign exchange	(18)	-	-	-	-	-	(18)
Additional provisions	146	-	-	-	-	-	146
Reverse unused provisions	(41)	-	-	-	-	-	(41)
Unwinding of discount	-	-	-	42	-	-	42
Provisions utilized	(116)	(45)	-	(82)	-	-	(243)
At June 30, 2019	1,657	113	-	2,048	-	-	3,818
Foreign exchange	(41)	-	-	-	-	-	(41)
Additional provisions	1,659	176	-	-	1,104	232	3,171
Reverse unused provisions	(72)	(28)	-	-	-	-	(100)
Disposals	-	-	-	(2,048)	-	-	(2,048)
Provisions utilized	(1,473)	(261)	-	-	-	-	(1,734)
At June 30, 2020	1,730	-	-	-	1,104	232	3,066
Foreign exchange	170	-	-			14	184
Additional provisions	1,306	-	306	-	2,042	122	3,776
Reverse unused provisions	(67)	-	-	-	-	(112)	(179)
Provisions utilized	(1,172)	-	-	-	(2,661)	(47)	(3,880)
At June 30, 2021	1,967	-	306	-	485	209	2,967